Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
From time to time, the Company grants stock options to its employees, including the named executive officers. Historically, for executive officers, the Company has granted new-hire
option awards on or soon after a new hire’s employment start date and annual refresh employee option grants in the first quarter of each fiscal year, which refresh grants are typically approved at the regularly scheduled meeting of the compensation committee occurring in such quarter. The Company also maintains an equity grant delegation policy (the “Equity Grant Policy”) pursuant to which the compensation committee has delegated to Dr. Thye, our Chief Executive Officer, and Mr. Hannah, our Chief Operating Officer and Chief Business Officer, the authority to grant new-hire
option awards, within the guidelines and limits set forth in the Equity Grant Policy. Any new-hire
option awards to be granted pursuant to the Equity Grant Policy are made on the second Tuesday of each month of the calendar year. Also, non-employee
directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the close of business on the date of each annual meeting of the Company’s stockholders, respectively, pursuant to the Outside Director Compensation Policy, as further described under the heading, “
Director
Compensation—Non-Employee
Director Compensation Arrangements
” below. The compensation committee considers whether there is any material nonpublic information (“MNPI”) about the Company when determining the timing of stock option grants and does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. Option grants made pursuant to the Equity Grant Policy and the Outside Director Compensation Policy are awarded regardless of whether there is any MNPI about the Company on the regular, predetermined grant dates thereunder, and such grant dates are not specifically timed in relation to the Company’s disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method	Historically, for executive officers, the Company has granted new-hire
option awards on or soon after a new hire’s employment start date and annual refresh employee option grants in the first quarter of each fiscal year, which refresh grants are typically approved at the regularly scheduled meeting of the compensation committee occurring in such quarter. The Company also maintains an equity grant delegation policy (the “Equity Grant Policy”) pursuant to which the compensation committee has delegated to Dr. Thye, our Chief Executive Officer, and Mr. Hannah, our Chief Operating Officer and Chief Business Officer, the authority to grant new-hire
option awards, within the guidelines and limits set forth in the Equity Grant Policy. Any new-hire
option awards to be granted pursuant to the Equity Grant Policy are made on the second Tuesday of each month of the calendar year. Also, non-employee
directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the close of business on the date of each annual meeting of the Company’s stockholders, respectively, pursuant to the Outside Director Compensation Policy, as further described under the heading, “
Director
Compensation—Non-Employee
Director Compensation Arrangements
” below.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false